Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 384,604	$ 412,719	$ 2,052,731
Accounts receivable, net	3,145,530	2,108,099	1,877,351
Inventory	1,515,351	1,369,225	923,707
Prepaid expenses and other current assets	1,529,709	917,433	611,695
Income tax receivable	147,889	147,889
Total current assets	6,723,083	4,955,365	5,465,484
Property and equipment, net	1,012,375	931,968	998,863
Right of use assets - operating leases, net	505,933	732,100
Intangible assets, net	10,772,241	11,598,063	12,687,731
Goodwill	5,392,123	5,392,123	9,736,510
Total assets	24,405,755	23,609,619	28,888,588
Current liabilities:
Accounts payable	3,024,689	7,397,650	5,519,159
Accrued expenses and other current liabilities	1,620,230	1,594,669	1,135,551
Deferred revenues	1,009,838	159,591	175,956
Current portion of operating lease liabilities	279,719	272,215
Income tax payable	8,151	22,919	129,511
Line of credit, net of debt issuance costs	1,616,668	456,995	531,804
Current portion of convertible notes payable, net of debt issuance costs	498,002
Current portion of notes payable, net of debt issuance costs	821,092	1,365,675	313,572
Current portion of notes payable - related parties	1,214,698	1,686,352	932,701
Due to related party	22,005	17,253	140,682
Total current liabilities	10,115,092	12,973,319	8,878,936
Contingent consideration			520,000
Operating lease liabilities, net of current portion	255,100	482,212
Convertible notes payable - related parties, net of debt discount	1,136,495	1,061,495	961,494
Notes payable, net of current portion	821,271	42,492	56,688
Notes payable - related parties, net of current portion	1,452,815	1,595,669	2,531,490
Deferred tax liability			341
Total liabilities	13,780,773	16,155,187	12,948,949
Commitments and contingencies (Note 8)
Stockholders' equity
Preferred stock value
Common stock value	11,893	8,016	5,655
Additional paid-in-capital	33,427,702	26,259,575	20,548,164
Accumulated deficit	(21,684,394)	(18,495,461)	(5,565,756)
Total stockholders' equity attributable to Edison Nation, Inc.	11,755,201	7,772,130	14,988,063
Noncontrolling interests	(1,130,219)	(317,698)	951,576
Total stockholders' equity	10,624,982	7,454,432	15,939,639
Total liabilities and stockholders' equity	$ 24,405,755	$ 23,609,619	$ 28,888,588